Interest Expense - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest costs [abstract]
Average interest rate used to capitalize borrowing costs that are attributable to the construction of a qualifying asset	4.28%	4.28%	4.28%